Offerings - Offering: 1	Sep. 26, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2034
Amount Registered | shares	250,000,000
Proposed Maximum Offering Price per Unit	1.04611
Maximum Aggregate Offering Price	$ 261,527,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 38,601.5
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $250,000,000.